RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Beijing Dayun Culture Communication Co. Ltd. [Member]
Related Party Transaction [Line Items]
Amount receivable from related parties	$ 233	$ 796
Percentage of economic ownership to be sold	20.00%	20.00%
Guangxi Dingyuan Media Ltd. ("Guangxi Dingyuan") [Member]
Related Party Transaction [Line Items]
Amount receivable from related parties		$ 14
Dingsheng Ruizhi [Member]
Related Party Transaction [Line Items]
Amount receivable from related parties		$ 322
Percentage of economic ownership to be sold		20.00%